Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Finance income and expenses
Schedule of finance income

	2021	2020	2019

	US $’000
Interest income on debt instruments measured at amortized cost	7,015	1,915	2,447
Interest income on debt instruments at fair value through other comprehensive income	340
Gain from repurchase of debt		6,188
Net foreign currency exchange rate differences	11,431
	18,786	8,103	2,447

Schedule of finance expenses

	2021	2020	2019

	US $’000
Interest expenses	168,898	150,371	147,383
Adjustments to financial liabilities in respect of estimated cashflows (see Note 12(b))	3,885	21,971
Net foreign currency exchange rate differences		13,718	8,351
Impairment losses on trade and other receivables	2,812	3,303	1,013
	175,595	189,363	156,747